Operating leases	12 Months Ended
Dec. 31, 2018
Leases1 [Abstract]
Operating leases
Operating leases
The Company leases certain buildings, plant and equipment under operating leases. The agreements do not share common characteristics across the Company.
Non-cancellable operating lease rentals relate to total future aggregate minimum lease payments and are payable as follows:

	As at Dec 31, 2018	As at Dec 31, 2017
	€m	€m
Less than one year	22.2	17.8
Between one and three years	38.5	26.1
Between three and five years	26.0	17.8
More than five years	94.9	106.6
Total	181.6	168.3

Non-cancellable operating leases relate to equipment, motor vehicles and land and buildings and may be subject to contractual annual increases linked to inflation indices. The payments shown above exclude the impact of these contractual increases which cannot be reliably estimated.
Findus Sverige AB has a long lease for a factory and cold-store that expires in 2040. This accounts for €110.6 million of the lease payments. As explained in Note 24, this lease has been identified as being onerous and so a provision of €66.9 million has been recognized in respect of the onerous part of the lease.